Summary Of Significant Accounting Policies (Details Narrative) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred revenue	$ 225,423	$ 363,818	$ 92,984
Minimum percentage of uncertain tax	greater than 50%	greater than 50%
Number of dilutive securities
Inventory Valuation And Obsolescence [Member]
Reserve for obsolete inventory	$ 0	$ 0	$ 0